Short-Term Investments - Schedule of Short term investments (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Short-Term Investments [Abstract]
Marketable securities	¥ 1,229,636,750	$ 171,770,563	¥ 847,927,125